Financial instruments: valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
At fair value
Fair value of liabilities
Liabilities	£ 118,533	£ 129,156
At fair value | Trading deposits
Fair value of liabilities
Liabilities	44,151	43,127
At fair value | Short positions, trading
Fair value of liabilities
Liabilities	9,709	9,803
At fair value | Interest rate
Fair value of liabilities
Liabilities	35,138	38,483
At fair value | Foreign exchange
Fair value of liabilities
Liabilities	25,441	33,586
At fair value | Other derivatives
Fair value of liabilities
Liabilities	270	326
At fair value | Debt securities in issue
Fair value of liabilities
Liabilities	1,639	1,608
At fair value | Other deposits
Fair value of liabilities
Liabilities	1,649	1,280
At fair value | Level 3
Fair value of liabilities
Liabilities	686	691	£ 897	£ 976
Sensitivity favourable	20	20
Sensitivity unfavourable	(40)	20
At fair value | Level 3 | Trading deposits
Fair value of liabilities
Liabilities		1
At fair value | Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	2	2
At fair value | Level 3 | Derivatives
Fair value of liabilities
Liabilities	658	685	£ 895	£ 975
At fair value | Level 3 | Interest rate
Fair value of liabilities
Liabilities	440	439
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
At fair value | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	67	58
At fair value | Level 3 | Other derivatives
Fair value of liabilities
Liabilities	151	188
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	£ 3
At fair value | Level 3 | Other deposits
Fair value of liabilities
Liabilities	23
Sensitivity unfavourable	£ (20)